UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 1/31/10

Item 1.  Reports to Stockholders.

   Incline Capital Long/Short Fund

Ticker Symbol: ILSCX

_____________________________________________________________________________________________

Annual Report

January 31, 2010

_____________________________________________________________________________________________

Investor Information: 1-866-99-ILSCX

(1-866-994-5729)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Incline Capital Long/Short Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

INCLINE CAPITAL
4741 Caughlin Pkwy, Suite 2 - Reno, NV 89519

Dear Fellow Shareholders,

It is a high honor to be writing our first annual letter to shareholders of the Incline Capital Long/Short Fund.

To say that we have been enduring the most turbulent economic times the world has seen in generations is no headline, nor any exaggeration, at all. While opinions differ on whether we are emerging from this crisis or not, the markets themselves continue to signal that the worst is likely over – at least for now.

In fact, it is *because* of the uncertain nature of the financial markets that we designed the Incline Capital Long/Short Fund to follow *actual* trends in the markets, and therein lies the critical difference between this fund and the vast majority of mutual funds available today.

More specifically, the vast majority of funds take a 'bottom's-up' approach, and make their investment decisions based on either: 1) the *'value'* a company offers relative to its peers, or 2) their predictions on how a company will perform in the future. We on the other hand, believe that taking a "top down" approach to investing is absolutely critical, and that the most effective way to manage the risk inherent in financial markets is to be out of them when they are going down. Put simply, it is our goal to avoid stocks and remain in cash during major, cyclical, down trends.

Our trend following models are designed based on simple mathematical formulas and concepts such as moving averages. The goal being, for the fund to only own assets (such as stocks or bonds) which are actually trending higher, and to avoid them (or potentially sell them short) when they are trending lower. We're happy to report that this approach continues to work well, as you can see from the table to the right.

Fund & Index Performance	As of 1/31/10 YTD	Since Fund Inception [a]	Since Index Inception [b]
Incline Capital Long/Short Fund	-1.31%	6.22%	N/A
S&P 500 Index	-3.60%	36.99%	-4.27%
Incline Smart Switch Index ™	-1.39%	6.90%	8.51%
Fund expenses: 2.45%	a: Fund launched: 3/31/09 b: Inception of Smart Switch Index™: 9/30/06		

Looking over the short term, both the Incline Capital Long/Short Fund and our Smart Switch Index™ have significantly underperformed our benchmark. Again, while you cannot invest directly in an index, we do invest alongside the Smart Switch Index™ as closely as possible.

Since inception in Sep'06 however, our Smart Switch Index™ has:

1. Captured a good portion of the gains in stocks from Sep'06 through the Oct'07
2. Exited stocks the early phase of what became one of the most devastating bear markets in history
3. Re-entered stocks on the long side in early 2009, capturing a portion of the market's gains since the Mar'09 bottom

The net result being, that it has outperformed the S&P 500 by an average annual rate of 12.78% since inception – with far less volatility.

Going forward, we don't pretend to know exactly when or where the markets will turn, nor will we ever predict it. Instead, we will vigilantly monitor the *actual* trends in the markets, and do our best to stay on the right side of them.

As always, we greatly appreciate the confidence and trust you have placed in us, and will continue to take the responsibility of managing your hard-earned assets with the utmost in dedication and care.

Warmest regards,

Mike Hurley, CMT
Portfolio Manager – Incline Capital Long/Short Fund (ILSCX)
March 17, 2010

Hypothetical Growth of $10,000
9/30/06 - 1/31/10

$15,000
$12,500
$10,000
$7,500
$5,000
$12,990
$8,644
S&P 500 TR
Smart Switch Index
Sep'06
Dec'06
Mar'07
Jun'07
Sep'07
Dec'07
Mar'08
Jun'08
Sep'08
Dec'08
Mar'09
Jun'09
Sep'09
Dec'09
Mar'10

The chart reflects the performance of a hypothetical $10,000 investment made in the indices from 9/30/2006 – 1/31/2010 and assumes the reinvestment of dividends and capital gains. The S&P 500 is a widely recognized unmanaged index of stock prices; one cannot invest directly in an index. Past performance is no guarantee of future results, and the Smart Switch Index™ does not account for management fees or brokerage commissions.

www.inclinefunds.com Phone: 775-657-9841 FAX: 775-657-9843
1

INCLINE CAPITAL

4741 Caughlin Pkwy, Suite 2 - Reno, NV 89519

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-994-5729 or visiting: www.inclinefunds.com.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Incline Capital Long/Short Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. It may make short sales of securities which involves the risk that losses may exceed the original amount invested and may invest in foreign securities in developing or emerging markets which can entail additional social, political and economic risks. It also may invest in smaller companies and debt instruments (including zero-coupon US Treasury bonds) which may be subject to higher volatility & risk than larger stocks and coupon bonds. The Incline Capital Long/Short Fund is considered a "fund of funds", and will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. *0398-NLD-3/24/2010*

www.inclinefunds.com Phone: 775-657-9841 FAX: 775-657-9843

2

Incline Capital Long/Short Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through January 31, 2010*

Non-Annualized Total Returns as of January 31, 2010

Since Inception*
Incline Capital Long / Short Fund	6.19%
BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index	0.65%
S&P 500	37.00%

________________

* Commencement of operations is March 31, 2009.

The BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index tracks the interest rate offered by a specific group of London banks for US dollar deposits with a three-month maturity.  The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark. Total return figures are since March 31, 2009.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.55%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-99-ILSCX (1-866-994-5729).

PORTFOLIO ANALYSIS (Unaudited) As of January 31, 2010
Percent of Net Assets
Exchange Traded Funds	20.03%
Short-Term Investments	82.96%
Liabilities in Excess of Other Assets	(2.99)%
Total	100.00%

.

Incline Capital Long/Short Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010
Shares		Market Value

	Exchange Traded Funds - 20.03%
43,000	iShares Russell 1000 Growth Index Fund	$ 2,047,230
17,000	iShares Russell 1000 Value Index Fund	948,090
20,000	iShares Russell 2000 Growth Index Fund	1,304,400
17,000	iShares Russell 2000 Value Index Fund	959,310
	Total Exchange Traded Funds	5,259,030
	( Cost - $5,217,449)

	Short-Term Investments - 82.96%
	Money Market Funds - 82.96%
7,259,986	AIM STIT - Liquid Assets Portfolio, 0.07%+	7,259,986
7,259,955	AIM STIT-STIC Prime Portfolio, 0.02%+	7,259,955
7,259,972	Fifth Third Institutional Money Market Fund, 0.01%+	7,259,972
	Total Short-Term Investments	21,779,913
	( Cost - $21,779,913)

	Total Investments - 102.99%
	( Cost - $26,997,362)	27,038,943
	Liabilities in Excess of Other Assets - (2.99) %	(785,410)
	Net Assets - 100.00%	$ 26,253,533

+ Reflects yield at January 31, 2010

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $26,997,362)	$ 27,038,943
Dividends and Interest Receivable	624
Prepaid Expenses and Other Assets	7,540
Total Assets	27,047,107

Liabilities:
Payable for Securities Purchased	707,166
Payable for Fund Shares Redeemed	2,201
Accrued Advisory Fees	50,692
Accrued Distribution Fees	5,404
Payable to Other Affiliates	4,892
Accrued Expenses and Other Liabilities	23,219
Total Liabilities	793,574

Net Assets (Unlimited shares of no par value interest authorized;
2,481,362 shares outstanding)	$ 26,253,533

Net Asset Value, Offering and Redemption Price Per Share
($26,253,533 / 2,481,362 shares of beneficial interest outstanding)	$ 10.58

Composition of Net Assets:
At January 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 26,105,592
Accumulated Net Realized Gain From Security Transactions	106,360
Net Unrealized Appreciation on Investments	41,581
Net Assets	$ 26,253,533

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2009** Through January 31, 2010

Investment Income:
Dividend Income	$ 50,667
Interest Income	3,799
Total Investment Income	54,466

Expenses:
Investment Advisory Fees	137,770
Administration Fees	26,667
Fund Accounting Fees	20,228
Distribution Fees	19,135
Transfer Agent Fees	16,211
Audit Fees	15,451
Chief Compliance Officer Fees	14,625
Custody Fees	8,446
Printing Expense	8,446
Registration & Filing Fees	6,077
Legal Fees	5,036
Trustees' Fees	4,596
Miscellaneous Expenses	2,221
Total Expenses	284,909
Less: Fees Waived by Adviser	(112,272)
Net Expenses	172,637
Net Investment Loss	(118,171)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	314,136
Net Change in Unrealized Appreciation on Investments	41,581
Net Realized and Unrealized Gain on Investments	355,717

Net Increase in Net Assets Resulting From Operations	$ 237,546
_______
**The Fund commenced operations on March 31, 2009

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
ended
January 31, 2010**
Operations:
Net Investment Loss	$ (118,171)
Net Realized Gain on Investments	314,136
Net Change in Unrealized Appreciation on Investments	41,581

Net Increase in Net Assets
Resulting From Operations	237,546

Distributions to Shareholders From:
Net Realized Gains ($0.04 per share)	(89,605)

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,615,863 shares)	27,504,887
Distributions Reinvested (8,343 shares)	89,605
Cost of Shares Redeemed (142,844 shares)	(1,488,900)
Total Beneficial Interest Transactions	26,105,592

Increase in Net Assets	26,253,533

Net Assets:
Beginning of Period	-
End of Period
$ 26,253,533
______
**The Fund commenced operations on March 31, 2009

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	January 31, 2010**

Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.14)
Net gain from securities
(both realized and unrealized)	0.76
Total from operations	0.62

Distributions to shareholders from:
Net investment income	0.00
Net realized gains	(0.04)
Total distributions	(0.04)

Net Asset Value, End of Period	$ 10.58

Total Return (b)	6.19%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 26,254
Ratio of expenses to average net assets, (d)
before reimbursement	3.72%	(c)
net of reimbursement	2.25%	(c)
Ratio of net investment loss to average net assets	(1.54)%	(c)
Portfolio turnover rate	626%

__________
**The Fund commenced operations on March 31, 2009
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2010

1.

ORGANIZATION

Incline Capital Long/Short Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation across a wide variety of market conditions with a secondary objective of capital preservation during adverse market conditions. The Fund commenced operations on March 31, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 5,259,030	$ -	$ -	$ 5,259,030
Short-Term Investments	21,779,913	-	-	21,779,913
Total	$ 27,038,943	$ -	$ -	$ 27,038,943

                                                          The Fund did not hold any Level 3 securities during the period.

Significant Ownership Concentration – At January 31, 2010, the Fund invested 82.96% of its total net assets in the following funds: the AIM STIT Liquid Assets Portfolio, the AIM STIT STIC Prime Portfolio and the Fifth Third Institutional Money Market Fund.

The AIM STIT Liquid Assets Portfolio’s objective is to provide a high level of current income as is consistent with the preservation of capital and maintenance of liquidity.  The Fund invests in high-quality US dollar denominated short term obligations and will maintain a weighted average maturity of 90 days or less.

The AIM STIT STIC Prime Portfolio’s objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.  The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less and will generally maintain a weighted average maturity of 40 days or less.

The Fifth Third Institutional Money Market Fund’s objective is current income from short-term securities consistent with the stability of principal.  The Fund invests at least 95% of its portfolio in high-quality securities called “first tier” securities or unrated securities that are considered equivalent by the Fund’s manager.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other - The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the year ended January 31, 2010, the Fund did not hold any derivative instruments.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Incline Capital, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.80% of the average daily net assets of the Fund.  For the period ended January 31, 2010, the Adviser earned advisory fees of $137,770.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2010, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010

expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended January 31, 2010, the Adviser waived fees of $112,272, all of which will expire in 2013.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $14,400 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2010, the Fund incurred expenses of $14,625 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2010, GemCom received $4,018 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010

of its average daily net assets for such distribution and shareholder service activities.  For the period ended January 31, 2010, the Fund incurred distribution fees of $19,135.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.  The chairperson of the audit committee receives an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended January 31, 2010 amounted to $28,719,513 and $23,816,200, respectively.

5.             DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The cost basis of securities for federal tax purposes was $26,997,362.  Gross unrealized appreciation and depreciation on investments as of January 31, 2010 aggregated $54,708 and $13,127, respectively.

The tax character of Fund distributions for the following period was as follows:

The difference between the book basis and tax basis character of distributions as of January 31, 2010 is attributable to the reclass of short-term capital gains to ordinary income.

As of January 31, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, attributable to net operating losses and partnership adjustments, resulted in reclassification for the period ended January 31, 2010 as follows: a decrease in accumulated net investment losses of $118,171 and a decrease in accumulated net realized gain from security transactions of $118,171.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through March 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of January 31, 2010, Charles Schwab & Co., an account holding shares for the benefit of others in nominee name, held approximately 70% of the voting securities of the Incline Capital Long/Short Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

Incline Capital Long/Short Fund

We have audited the accompanying statement of assets and liabilities of Incline Capital Long/Short Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of January 31, 2010, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 31, 2009 (commencement of operations) through January 31, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Incline Capital Long/Short Fund as of January 31, 2010, the results of its operations, the change in its net assets and the financial highlights for the period March 31, 2010 (commencement of operations) through January 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 25, 2010

Incline Capital Long/Short Fund

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2010

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Anthony J. Hertl (59) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust	48
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Mark H. Taylor (45) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Professor, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	48
Interested Trustees and Officers
Michael Miola** (57) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (10 portfolios); Constellation Trust Co.	48

Incline Capital Long/Short Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2010

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (51)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

  * The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-99-ILSCX (1-866-994-5729).

Incline Capital Long/Short Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Expenses Paid During the Period (8/1/09 to 1/31/10)
Actual	$1,000.00	$1,037.05	$11.55
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended January 31, 2010).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Incline Capital, LLC

4741 Caughlin Parkway, Suite 2

Reno, NV 89519

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729)

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $12,500

2009 - N/A

(b)

Audit-Related Fees

2010 - $0

2009 - N/A

(c)

Tax Fees

2010 - $3,000

2009 - N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - $0

2009 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $3,000

2009 - N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/10

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

4/7/10